CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 125,541	$ 127,493	$ 60,304
Foreign currency translation adjustments, net of tax of $(3,650), $11,176 and $3,014	5,955	(18,234)	(4,918)
Reclassification of a cash flow hedge into earnings, net of tax of $2,626, $(3,180) and $0	(4,284)	5,188
Unrealized gain (loss) on cash flow hedges, net of tax of $(4,434), $(4,450) and $2,821	7,234	7,260	(4,602)
Comprehensive income	$ 134,446	$ 121,707	$ 50,784